FRANKLIN/TEMPLETON GROUP OF FUNDS

777 Mariners Island Boulevard
San Mateo, California 94404




November 24, 1995

Filed Via EDGAR (CIK #0000038721)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Rule 24f-2 Notice for Franklin Custodian Funds, Inc.
      File No. 2-11346

Gentlemen:

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Franklin Custodian Funds, Inc. (the "Fund") hereby files its Rule 24f-2 Notice for the Fiscal year ended September 30, 1995 (the "Fiscal Year"). As shown on the attached calculation, no registration fee is payable.

At the beginning of the Fiscal Year, the Fund did not have any shares of capital stock which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2, but which remained unsold.

During the Fiscal Year, the Fund did not register shares of capital stock other than pursuant to Rule 24f-2 and sold a total of 750,252,080 shares. 1/ All of the Fund shares sold during the Fiscal Year were sold in reliance upon the registration pursuant to Rule 24f-2. Attached is an opinion of counsel indicating that these securities were legally issued, fully paid and non-assessable.


Sincerely yours,

FRANKLIN CUSTODIAN FUNDS, INC.

/s/ Larry L. Greene
Larry L. Greene
Assistant Secretary

cc: Jane Baggs


1/  Footnote to Rule 24f-2 Notice for Franklin Custodian Funds, Inc.

The calculation pursuant to subsection (c) of Rule 24f-2 of the fee in connection with the shares sold in reliance upon Rule 24f-2 is as follows:

Aggregate sales price of securities sold in
reliance upon Rule 24f-2 during Fiscal Year                       $2,453,196,067

Less:  the different between:

(1) the aggregate redemption/
repurchase price of Fund
shares redeemed or repurchased
during the Fiscal Year and                     $3,711,840,216*

(2) the  aggregate  redemption/  repurchase
  price of Fund  shares  redeemed  or
repurchased  during the Fiscal  Year and
 previously  applied  pursuant  to Rule
24e-2(a) in filings made pursuant to Section
24(e)(1) of the Investment  Company
Act of 1940                                        -0-            $3,711,840,216

Aggregate sales price on which
fee will be based                                                  $ 0

Divided by:
Rate of fee pursuant to
Section 6(b) of Securities
Act of 1933                                                        2900

Fee payable                                                        $ 0

* of which $2,453,196,067 are being applied to offset sales.



















                        Bleakley Platt & Schmidt
                       One North Lexington Avenue
                             P.O. Box 5056
                      White Plains, N.Y. 10602-5056
                             (914) 949-2700
                        Facsmile (914) 683-6956

                                           November 21, 1995

Franklin Custodian Funds, Inc.
777 Mariners Island Boulevard
San Mateo, California 94404

           Re: Franklin Custodian Funds, Inc.
               Rule 24f-2 Notice
               -----------------

Dear Sirs:

          You have asked our opinion as to whether the shares of Special Stock (the "Shares") of Franklin Custodian Funds, Inc. (The "Funds"), covered by the Rule 24f-2 Notice for the fiscal year ending September 30, 1995, filed pursuant to Section 24(f) of the Investment Company Act of 1940 pertaining to the Fund's Registration Statement on Form N-1, File No. 2-11346 of the Securities and Exchange Commission, in accordance with the Securities Act of 1933, as amended, were duly authorized and validly issued, fully paid and non-assessable.

          We have examined the originals or photostatic or certified copies of such records of the Fund, certificates of officers of the Fund and of public officials and other documents as we have deemed relevant and necessary as a basis for the opinions set forth in this letter. In such examination, we have assumed the genuineness of all signatures, the authenticity of all documents submitted as originals, the conformity to the original documents of all documents submitted to us as certified or photostatic copies and the authencity of the originals of such latter documents. Among the documents examined were the Certificate of Incorporation of the Fund, its By-Laws and the Underwriting Agreement between the Fund and Franklin Distributors, Inc. pursuant to which the Shares were issued and sold.

          Based upon our examination mentioned above, and relying upon the statements of the Fund contained in the documents that we have examined, we are of the opinion that the Shares were duly authorized and validly issued, fully paid and non-assessable.

          We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Rule 24f-2 Notice filed on behalf of the Fund.

                                             Very truly yours,

                                             /s/ Bleakley Platt & Schmidt
                                                 Bleakley, Platt & Schmidt